REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Property and equipment, net	$ 185,292	$ 174,414
Not allocated
Segment Reporting Information [Line Items]
Property and equipment, net	1,799	1,647
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	147,869	132,824
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 35,624	$ 39,943